Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	$ 72,891	$ 0
Current operating lease liabilities	11,749	0
Operating lease liabilities	71,964	0
Total	83,713
Property, plant and equipment, gross	45,440
Accumulated depreciation	(23,205)
Property, plant and equipment, net	22,235
Current finance lease liabilities	7,114	7,743
Finance lease liabilities	3,952	$ 5,571
Total	$ 11,066
Operating leases, weighted average remaining lease term	7 years
Finance leases, weighted average remaining lease term	1 year 6 months
Operating leases, weighted average discount rate, percentage	7.00%
Finance leases, weighted average discount rate, percentage	4.00%